                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number:  1
                                               ----

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       February 20, 2007
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-01190                                Frank Russell Company
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,957,140,664


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT GENESIS ASSET MANAGERS, LLP


GENESIS ASSET MANAGERS, LLP
As at 31 December 2006

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
                                 ITEM 2 -
                                 TITLE OR    ITEM 3 -                       ITEM 5:   ITEM 6: INV  ITEM 7:
ITEM 1 - STOCK NAME              CLASS       CUSIP       ITEM 4: FMV        SHARES    DISCRETION   MANAGER  ITEM 8: VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
SECURITY / CASH                              CUSIP   BASE MARKET VALUE      AMOUNT
                                                                 US$
Anglogold Ashanti Spon              ADR      US0351282     78,867,980    1,674,835.00    Sole        1      Sole        1,496,073.00
                                                                                                            None              178762
Banco Macro Bansud                  ADR      US05961W1     49,243,138    1,577,800.00    Sole        1      Sole        1,353,600.00
                                                                                                            None          224,200.00
Bancolombia                         ADR      US05968L1     30,361,089      975,300.00    Sole        1      Sole          879,900.00
                                                                                                            None               95400
BMB Munai (Certificated)            COM      US09656A1      5,435,100    1,098,000.00    Sole        1      Sole        1,098,000.00
Brasil Telecom Participacoes        ADR      US1055301    108,184,870    2,534,197.00    Sole        1      Sole        1,825,797.00
                                                                                                            None              708400
Check Point Software                COM     IL00108241    212,774,108    9,706,848.00    Sole        1      Sole        6,943,848.00
                                                                                                            None        2,763,000.00
Companhia Brasileira De Dist.       ADR      US20440T2    109,197,069    3,195,700.00    Sole        1      Sole        2,340,300.00
                                                                                                            None          855,400.00
Embotelladora Andina ADR Rep A   ADR Rep A   US29081P2     13,571,641      876,155.00    Sole        1      Sole          579,205.00
                                                                                                            None          296,950.00
Embotelladora Andina             ADS REP B   US29081P3     50,456,479    2,980,300.00    Sole        1      Sole        1,855,800.00
                                                                                                            None             1124500
Femsa                               ADS      US3444191    142,707,770    1,232,790.00    Sole        1      Sole          887,974.00
                                                                                                            None          344,816.00
Kookmin Bank Spons                  ADR      US50049M1        338,688        4,200.00    Sole        1      Sole            4,200.00
Korea Electric Power Spon           ADR      US5006311      3,242,988      142,800.00    Sole        1      Sole          105,200.00
                                                                                                            None           37,600.00
Mobile Telesystems                  ADR      US6074091    332,672,369    6,628,260.00    Sole        1      Sole        5,861,960.00
                                                                                                            None          766,300.00
SK Telecom Co                       ADR      US78440P1     22,304,104      842,300.00    Sole        1      Sole          399,000.00
                                                                                                            None          443,300.00
Syneron Medical                     COM     IL00109093     24,948,748      919,600.00    Sole        1      Sole          787,800.00
                                                                                                            None          131,800.00
Taiwan Semiconductor Co             ADR      US8740391     26,942,592    2,465,013.00    Sole        1      Sole          951,495.00
                                                                                                            None           1,513,518
Tele Norte Leste                    ADR      US8792461    153,849,072   10,311,600.00    Sole        1      Sole        7,628,200.00
                                                                                                            None           2,683,400
Teva Pharmaceuticals Spons          ADR      US8816242    206,641,596    6,648,700.00    Sole        1      Sole        4,952,400.00
                                                                                                            None        1,696,300.00
Unibanco                            ADR      US90458E1     83,366,528      896,800.00    Sole        1      Sole          685,000.00
                                                                                                            None          211,800.00
Vale Rio Doce Spons                 ADR      US2044121    315,606,375   12,023,100.00    Sole        1      Sole        8,841,784.00
                                                                                                            None             3181316

                                             TOTAL US$  1,957,140,664
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